[DORSEY & WHITNEY LLP LETTERHEAD]



                              KATHLEEN L. PRUDHOMME
                                 (612) 343-7973



                                 August 2, 2000

Securities and Exchange Commission                   VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.                               ---------------------------
Washington, D.C. 20549

      Re:   IAI Investment Funds II,  Inc.
            File Nos.: 033-61834 and 811-07690

Dear Sir or Madam:

            Pursuant to Rule 497(j), IAI Investment Funds II, Inc. (the "Fund") certifies that:

            (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that incorporated by reference into the most recent amendment to the Fund's registration statement,

            (2) the text of such amendment to the registration statement has been filed electronically.

            Any comments or inquiries may be directed to the undersigned.

                                       Very truly yours,

                                       /s/ Kathleen L. Prudhomme

                                       Kathleen L. Prudhomme